SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

January 20, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert R. Magill
Title: Sr. V.P.
Phone: (717) 354-3531

Signature, Place, and Date of Signing:

  /s/ Robert R. Magill           Blue Ball, PA
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----------------------
28-06587               Susquehanna Bancshares

[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:       119
Form 13F Information Table Value Total: $ 300,268 (thousands)

List of Included Managers:

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
REPORT PTR289  36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F        10/19/2010  PAGE 1
ASSETS AS OF 09/30/10
REQUESTED MODEL: BNK
FOR PRINT LOCATION CODE: LI
REPORT PTR289  36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F        10/19/2010  PAGE 1
AS OF 09/30/10

             COL1                    COL2           COL3      COL4          COL5           COL6     COL7          COL8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        INVESTMENT
                                                                                        DISCRETION           VOTING AUTHORITY
                                                             MARKET              -----------------------  -----------------------
                                                             VALUE      SHS OR   PUT   SOLE SHR OTH OTH     SOLE   SHARED  NONE
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT  CALL  (A)  (B) (C) MGR      (A)     (B)   (C)
---------------------------------------------------------------------------------------------------------------------------------
AT&T INC                        NOTE 2.500% 8/1  00206RAV4       652  640,000 SH       X
AT&T INC                        COM              00206R102     9,614  336,145 SH       X                   336,145
AT&T INC                        COM              00206R102       541   18,928 SH                X           15,428          3,500
ABBOTT LABS                     COM              002824100     7,067  135,275 SH       X                   135,275
ABBOTT LABS                     COM              002824100       287    5,500 SH                X            3,900          1,600
ADVENT CLAYMORE ENH GRW & IN    COM              00765E104       125   11,190 SH                X           11,190
ALLIED IRISH BKS P L C          SPON ADR ORD     019228402        22   15,607 SH       X                    15,607
ALLIED IRISH BKS P L C          SPON ADR ORD     019228402        14    9,772 SH                X            9,772
ARCHER DANIELS MIDLAND CO       COM              039483102     8,385  262,685 SH       X                   262,685
ARCHER DANIELS MIDLAND CO       COM              039483102       350   10,950 SH                X            7,150          3,800
BANK OF AMERICA CORPORATION     COM              060505104       151   11,503 SH       X                    11,503
BANK OF AMERICA CORPORATION     COM              060505104        28    2,152 SH                X            2,152
BARRICK GOLD CORP               COM              067901108     8,171  176,507 SH       X                   176,507
BARRICK GOLD CORP               COM              067901108       359    7,763 SH                X            5,520          2,243
BRISTOL MYERS SQUIBB CO         COM              110122108     5,753  212,213 SH       X                   212,213
BRISTOL MYERS SQUIBB CO         COM              110122108       315   11,625 SH                X            9,425          2,200
CAMECO CORP                     COM              13321L108     5,091  183,603 SH       X                   183,603
CAMECO CORP                     COM              13321L108       235    8,475 SH                X            7,475          1,000
CAMPBELL SOUP CO                COM              134429109       207    5,791 SH       X                     5,791
CENTRAL FD CDA LTD              CL A             153501101    12,953  780,300 SH       X                   780,300
CENTRAL FD CDA LTD              CL A             153501101       485   29,225 SH                X           24,225          5,000
CHEVRON CORP NEW                COM              166764100     4,959   61,190 SH       X                    61,190
CHEVRON CORP NEW                COM              166764100       303    3,738 SH                X            2,612          1,126
CHINA MOBILE LIMITED            SPONSORED ADR    16941M109     3,902   76,325 SH       X                    76,325
CHINA MOBILE LIMITED            SPONSORED ADR    16941M109       152    2,975 SH                X            2,475            500
CISCO SYS INC                   COM              17275R102     6,087  277,949 SH       X                   277,949
CISCO SYS INC                   COM              17275R102       171    7,800 SH                X            3,800          4,000
COCA COLA CO                    COM              191216100     9,661  165,087 SH       X                   165,087
COCA COLA CO                    COM              191216100       511    8,735 SH                X            7,135          1,600
COLGATE PALMOLIVE CO            COM              194162103     3,747   48,755 SH       X                    48,755
COLGATE PALMOLIVE CO            COM              194162103       159    2,075 SH                X            1,225            850
CONOCOPHILLIPS                  COM              20825C104     4,534   78,952 SH       X                    78,952
CONOCOPHILLIPS                  COM              20825C104       299    5,205 SH                X            4,205          1,000
DEERE & CO                      COM              244199105     4,735   67,855 SH       X                    67,855
DEERE & CO                      COM              244199105       400    5,729 SH                X            4,775            954
EATON VANCE TX MGD DIV EQ IN    COM              27828N102       128   11,010 SH                X           11,010
EXXON MOBIL CORP                COM              30231G102     5,858   94,802 SH       X                    94,802
EXXON MOBIL CORP                COM              30231G102     1,500   24,273 SH                X           22,372          1,901
FLUOR CORP NEW                  COM              343412102     5,576  112,575 SH       X                   112,575

FLUOR CORP NEW                  COM              343412102       213    4,300 SH                X            3,100          1,200
FULTON FINL CORP PA             COM              360271100       162   17,929 SH       X                    17,714            215
FULTON FINL CORP PA             COM              360271100       180   19,917 SH                X           19,917
GENERAL ELECTRIC CO             COM              369604103     5,844  359,649 SH       X                   359,649
GENERAL ELECTRIC CO             COM              369604103       498   30,656 SH                X           26,952          3,704
GLAXOSMITHKLINE PLC             SPONSORED ADR    37733W105     4,318  109,263 SH       X                   109,263
GLAXOSMITHKLINE PLC             SPONSORED ADR    37733W105       188    4,750 SH                X            4,050            700
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106     4,190  274,388 SH       X                   274,388
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106       230   15,050 SH                X           12,250          2,800
GOLDCORP INC NEW                COM              380956409     9,957  228,781 SH       X                   228,781
GOLDCORP INC NEW                COM              380956409       355    8,150 SH                X            6,350          1,800
INTEL CORP                      COM              458140100     5,809  302,551 SH       X                   302,551
INTEL CORP                      COM              458140100       329   17,126 SH                X           14,519          2,607
INTERNATIONAL BUSINESS MACHS    COM              459200101       407    3,032 SH       X                     3,032
INTERNATIONAL BUSINESS MACHS    COM              459200101        95      710 SH                X              710
ISHARES INC                     MSCI JAPAN       464286848     6,840  691,998 SH       X                   691,998
ISHARES INC                     MSCI JAPAN       464286848       178   17,979 SH                X           10,400          7,579
ISHARES TR                      MSCI EAFE IDX    464287465       689   12,551 SH       X                    12,551
ISHARES TR                      MSCI EAFE IDX    464287465       195    3,557 SH                X            3,467             90
JAPAN SMALLER CAPTLZTN FD IN    COM              47109U104     1,229  151,570 SH       X                   151,570
JAPAN SMALLER CAPTLZTN FD IN    COM              47109U104        23    2,875 SH                X            2,875
JOHNSON & JOHNSON               COM              478160104     5,866   94,674 SH       X                    94,674
JOHNSON & JOHNSON               COM              478160104       711   11,483 SH                X           10,183          1,300
KELLOGG CO                      COM              487836108     4,258   84,300 SH       X                    84,300
KELLOGG CO                      COM              487836108       170    3,375 SH                X            2,375          1,000
KIMBERLY CLARK CORP             COM              494368103     4,433   68,145 SH       X                    68,145
KIMBERLY CLARK CORP             COM              494368103       141    2,165 SH                X            1,540            625
MARKET VECTORS ETF TR           AGRIBUS ETF      57060U605     3,619   78,925 SH       X                    78,925
MARKET VECTORS ETF TR           AGRIBUS ETF      57060U605       103    2,250 SH                X            2,250
MCCORMICK & CO INC              COM NON VTG      579780206       673   16,000 SH       X                    16,000
MERCERSBURG FINL CORP           COM              58817A108       385   10,120 SH       X                    10,120
MERCK & CO INC NEW              COM              58933Y105     9,346  253,907 SH       X                   253,907
MERCK & CO INC NEW              COM              58933Y105       426   11,586 SH                X            8,986          2,600
MICROSOFT CORP                  COM              594918104     6,010  245,402 SH       X                   245,402
MICROSOFT CORP                  COM              594918104       372   15,194 SH                X           14,194          1,000
NEWMONT MINING CORP             COM              651639106    10,926  173,949 SH       X                   173,949
NEWMONT MINING CORP             COM              651639106       443    7,057 SH                X            4,750          2,307
NIPPON TELEG & TEL CORP         SPONSORED ADR    654624105     7,089  323,413 SH       X                   323,413
NIPPON TELEG & TEL CORP         SPONSORED ADR    654624105       312   14,225 SH                X           12,125          2,100
ORACLE CORP                     COM              68389X105     5,179  192,875 SH       X                   192,875
ORACLE CORP                     COM              68389X105       444   16,524 SH                X           15,224          1,300
PPL CORP                        COM              69351T106       168    6,177 SH       X                     6,177
PPL CORP                        COM              69351T106       191    7,006 SH                X            5,606          1,400
PEPSICO INC                     COM              713448108     7,513  113,075 SH       X                   113,075
PEPSICO INC                     COM              713448108       327    4,925 SH                X            3,800          1,125
PFIZER INC                      COM              717081103     7,055  410,917 SH       X                   410,917
PFIZER INC                      COM              717081103       382   22,225 SH                X           16,575          5,650
PHILIP MORRIS INTL INC          COM              718172109       605   10,800 SH       X                    10,800
PHILIP MORRIS INTL INC          COM              718172109       101    1,800 SH                X            1,800
PROCTER & GAMBLE CO             COM              742718109     6,428  107,190 SH       X                   107,190
PROCTER & GAMBLE CO             COM              742718109       525    8,755 SH                X            7,755          1,000

ROYAL DUTCH SHELL PLC           SPON ADR B       780259107     2,387   40,600 SH       X                    40,600
ROYAL DUTCH SHELL PLC           SPON ADR B       780259107       129    2,201 SH                X            1,901            300
RYDEX ETF TRUST                 S&P 500 EQ TRD   78355W106       625   14,739 SH       X                    14,739
RYDEX ETF TRUST                 S&P 500 EQ TRD   78355W106        14      332 SH                X              332
SPDR S&P 500 ETF TR             TR UNIT          78462F103     5,450   47,753 SH       X                    47,753
SPDR S&P 500 ETF TR             TR UNIT          78462F103       225    1,972 SH                X            1,972
SPDR DOW JONES INDL AVRG ETF    UT SER 1         78467X109       344    3,187 SH       X                     3,187
SHAW GROUP INC                  COM              820280105     6,832  203,590 SH       X                   203,590
SHAW GROUP INC                  COM              820280105       260    7,750 SH                X            5,950          1,800
SOUTHERN CO                     COM              842587107     4,251  114,149 SH       X                   114,149
SOUTHERN CO                     COM              842587107       179    4,800 SH                X            3,700          1,100
SUSQUEHANNA BANCSHARES INC P    COM              869099101     2,174  257,577 SH       X                    19,030        238,547
SUSQUEHANNA BANCSHARES INC P    COM              869099101        60    7,164 SH                X                           7,164
TEMPLETON EMERGING MKTS FD I    COM              880191101     1,517   69,155 SH       X                    69,155
TEMPLETON EMERGING MKTS FD I    COM              880191101         4      200 SH                X              200
3M CO                           COM              88579Y101     3,837   44,255 SH       X                    44,255
3M CO                           COM              88579Y101       176    2,025 SH                X            1,725            300
TRAVELERS COMPANIES INC         COM              89417E109     3,974   76,275 SH       X                    76,275
TRAVELERS COMPANIES INC         COM              89417E109       194    3,725 SH                X            2,900            825
VERIZON COMMUNICATIONS INC      COM              92343V104     9,661  296,440 SH       X                   296,440
VERIZON COMMUNICATIONS INC      COM              92343V104       524   16,073 SH                X           13,673          2,400
VODAFONE GROUP PLC NEW          SPONS ADR NEW    92857W209     5,392  217,349 SH       X                   217,349
VODAFONE GROUP PLC NEW          SPONS ADR NEW    92857W209       210    8,455 SH                X            7,055          1,400
WAL MART STORES INC             COM              931142103     5,410  101,088 SH       X                   101,088
WAL MART STORES INC             COM              931142103       304    5,680 SH                X            4,680          1,000
WASTE MGMT INC DEL              COM              94106L109     6,098  170,610 SH       X                   170,610
WASTE MGMT INC DEL              COM              94106L109       288    8,056 SH                X            6,500          1,556
WINDSTREAM CORP                 COM              97381W104        23    1,845 SH       X                     1,845
WINDSTREAM CORP                 COM              97381W104       109    8,850 SH                X            8,850
FINAL TOTALS                                                 300,268

FORM 13F INFORMATION TABLE ENTRY TOTAL 119